Accounts Receivables	12 Months Ended
Oct. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLES

NOTE 5 – ACCOUNTS RECEIVABLES

Accounts receivables, net is comprised of the following:

	October 31, 2021	October 31, 2020
Accounts receivables	6,566	14,875
Allowance for doubtful accounts	-	-
Total, net	6,566	14,875

	October 31, 2021	October 31, 2020
Accounts receivables-related parties	547,865	1,571,991
Allowance for doubtful accounts	(18,458)	(53,727)
Total, net	529,407	1,518,264

The following is a summary of the activity in the allowance for doubtful accounts:

	October 31, 2021	October 31, 2020
Balance at beginning of year	53,727	42,253
Provision	-	8,906
Charge-offs	-	-
Recoveries	(37,591)	-
Effect of translation adjustment	2,322	2,568
Balance at end of year	18,458	53,727

Bad debt expense/(recoveries) was ($35,269), $11,474 and $32,717 for the years ended October 31, 2021, 2020 and 2019, respectively.